INVESTMENTS IN UNCONSOLIDATED ENTITIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	The Company’s investments in unconsolidated entities are as follows:
	June 30, 2019	December 31, 2018
TIC Interest	$10,627,777	$10,749,332
REIT I	3,359,296	3,526,483
	$13,987,073	$14,275,815

The Company’s investments in unconsolidated entities are as follows:

	December 31,
	2018	2017
The TIC Interest (1)	$10,749,332	$11,103,547
Rich Uncles Real Estate Investment Trust I (“REIT I”)	3,526,483	3,420,475
	$14,275,815	$14,524,022

(1) The Company’s investment includes $626,073 of acquisition fees paid to affiliate (see Note 8).

Entities Equity in Earnings
The Company’s income from investments in unconsolidated entities, net is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
TIC Interest	$71,703	$70,907	$152,063	$120,687
REIT I	(15,748)	(32,301)	(22,075)	(27,202)
	$55,955	$38,606	$129,988	$93,485
The Company’s income (loss) from investments in unconsolidated entities is as follows:
	Years Ended December 31,
	2018	2017
The TIC Interest	$269,191	$30,038
REIT I	(43,167)	169,195
	$226,024	$199,233

Summarized Financial Information
The following is summarized financial information for the Santa Clara property:

	June 30, 2019	December 31, 2018
Assets:
Real estate investments, net	$31,172,028	$31,668,300
Cash and cash equivalents	523,176	466,379
Other assets	183,352	117,075
Total assets	$31,878,556	$32,251,754
Liabilities:
Mortgage notes payable	$13,871,312	$13,994,844
Below-market lease, net	3,028,569	3,103,778
Other liabilities	53,779	61,188
Total liabilities	16,953,660	17,159,810
Total equity	14,924,896	15,091,944
Total liabilities and equity	$31,878,556	$32,251,754

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Total revenues	$693,571	$713,218	$1,359,992	$1,322,012
Expenses:
Interest expense	143,367	145,960	285,886	290,985
Depreciation and amortization	248,136	248,136	496,272	495,349
Other expenses	203,452	223,358	368,697	369,694
Total expenses	594,955	617,454	1,150,855	1,156,028
Net income	$98,616	$95,764	$209,137	$165,984

The TIC Interest
Schedule of Equity Method Investments [Line Items]
Summarized Financial Information
The following is summarized financial information for the Santa Clara property:

	December 31,
	2018	2017
Assets:
Real estate investments, net	$31,668,300	$32,587,034
Cash and cash equivalents	466,379	615,436
Other assets	117,075	103,700
Total assets	$32,251,754	$33,306,170

Liabilities:
Mortgage notes payable, net	$13,994,844	$14,235,256
Below-market lease, net	3,103,778	3,247,480
Other liabilities	61,188	246,085
Total liabilities	17,159,810	17,728,821
Total equity	15,091,944	15,577,349
Total liabilities and equity	$32,251,754	$33,306,170

	Year Ended December 31, 2018	Period From September 28, 2017 Through December 31, 2017
Total revenue	$2,678,110	$757,850

Expenses:
Depreciation and amortization	584,059	154,339
Interest expense	991,621	410,722
Other expense	730,448	151,477
Total expenses	2,306,128	716,538
Net income	$371,982	$41,312

Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Summarized Financial Information
The following is summarized financial information for REIT I:

	June 30, 2019	December 31, 2018
Assets:
Real estate investments, net	$120,644,631	$125,075,537
Cash and cash equivalents and restricted cash	3,258,934	3,376,145
Other assets	2,647,717	3,070,475
Total assets	$126,551,282	$131,522,157
Liabilities:
Mortgage notes payable, net	$62,033,836	$61,446,068
Below-market lease intangibles, net	2,675,761	3,105,843
Other liabilities	1,535,864	3,359,618
Total liabilities	66,245,461	67,911,529
Redeemable common stock	—	163,572
Total shareholders’ equity	60,305,821	63,447,056
Total liabilities and shareholders’ equity	$126,551,282	$131,522,157

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Total revenues	$3,277,710	$3,365,163	$6,566,354	$6,596,381
Expenses:
Depreciation and amortization	1,444,354	1,409,093	2,886,414	2,857,337
Interest expense	982,223	631,838	1,845,396	1,116,711
Impairment of real estate investment property (1)	—	862,190	—	862,190
Other expenses	1,175,029	1,206,883	2,403,892	2,386,920
Total expenses	3,601,606	4,110,004	7,135,702	7,223,158
Other income:
Other income (2)	—	—	113,773	—
Net loss	$(323,896)	$(744,841)	$(455,575)	$(626,777)

(1)          During the three months ended June 30, 2018, REIT I recorded an impairment charge of $862,190 related to its investment in a property in Antioch, California due to the expiration of the tenant’s lease term at December 31, 2017 and REIT I’s subsequent difficulties encountered during the first half of 2018 in its efforts to re-lease the property at acceptable rent rates and without incurring substantial potential tenant improvement costs. The impairment charge was less than 1.0% of REIT I’s total investments in real estate property and the book value of the property after the impairment charge was less than 2.0% of REIT I’s total investments in real estate property as of June 30, 2018.

(2)          The gain on sale of real estate investment property of $113,773 during the six months ended June 30, 2019 was due to the higher mortgage loan balance and related interest payable of the property in Antioch, California compared to its net book value when it was relinquished in a foreclosure sale on March 13, 2019.

The following is summarized financial information for REIT I:

	December 31,
	2018	2017
Assets:
Real estate investments, net	$125,075,537	$131,166,670
Cash and cash equivalents and restricted cash	3,376,145	6,027,807
Other assets	3,070,475	2,658,777
Total assets	$131,522,157	$139,853,254
Liabilities:
Mortgage notes payable, net	$61,446,068	$62,277,387
Below-market lease, net	3,105,843	3,966,008
Other liabilities	3,359,618	2,937,247
Total liabilities	67,911,529	69,180,642
Redeemable common stock	163,572	586,242
Total shareholders' equity	63,447,056	70,086,370
Total liabilities, redeemable common stock and stockholders' equity	$131,522,157	$139,853,254

	Years Ended December 31,
	2018	2017
Total revenue	$13,166,631	$12,837,755

Expenses:
Depreciation and amortization	5,783,643	5,654,451
Interest expense	2,813,430	2,503,810
Other expense	4,603,963	4,033,242
Impairment of real estate investment property	862,190	—
Total expenses	14,063,226	12,191,503
Other income:
Gain on sale of real estate investment property, net	—	747,957
Other income	—	838
Total other income	—	748,795
Net (loss) income	$(896,595)	$1,395,047